DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Outstanding Foreign Exchange Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	$ (184,171)	$ (116,563)
Derivative liabilities	(46,710)	(46,372)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	(1)	(47,792)
Derivative liabilities	(17)	(6,488)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative assets	8,573	0
Non-current derivative assets	603	0
Derivative financial assets	$ 9,158	$ (54,280)